Cover	May 20, 2022
Cover [Abstract]
Entity Registrant Name	VolitionRx Limited
Entity Central Index Key	0000093314
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	May 20, 2022
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	91-1949078
Entity File Number	001-36833
Entity Address Address Line 1	13215 Bee Cave Parkway
Entity Address Address Line 2	Suite 125
Entity Address Address Line 3	Galleria Oaks B
Entity Address City Or Town	Austin
Entity Address State Or Province	TX
Entity Address Postal Zip Code	78738
City Area Code	646
Local Phone Number	650-1351
Trading Symbol	VNRX
Security Exchange Name	NYSEAMER
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share